Fair Values	12 Months Ended
Dec. 31, 2011
Fair Values [Abstract]
Fair Values

21. Fair Values

The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of inputs that Park uses to measure fair value are as follows:

▪	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that Park has the ability to access as of the measurement date.
▪	Level 2: Level 1 inputs for assets or liabilities that are not actively traded. Also consists of an observable market price for a similar asset or liability. This includes the use of "matrix pricing" used to value debt securities absent the exclusive use of quoted prices.
▪	Level 3: Consists of unobservable inputs that are used to measure fair value when observable market inputs are not available. This could include the use of internally developed models, financial forecasting and similar inputs.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability between market participants at the balance sheet date. When possible, the Company looks to active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Company looks to observable market data for similar assets and liabilities. However, certain assets and liabilities are not traded in observable markets and Park must use other valuation methods to develop a fair value. The fair value of impaired loans is based on the fair value of the underlying collateral, which is estimated through third party appraisals or internal estimates of collateral values.

Assets and Liabilities Measured on a Recurring Basis:

The following table presents financial assets and liabilities measured on a recurring basis:

Fair Value Measurements at December 31, 2011 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2011
Assets
Investment Securities
Obligations of U.S. Treasury and Other U.S. Government Sponsored Entities	$-	$371,657	$-	$371,657
Obligations of States and Political Subdivisions	-	2,660	-	2,660
U.S. Government Sponsored Entities' Asset-Backed Securities	-	444,295	-	444,295
Equity Securities	1,270	-	763	2,033
Mortgage Loans Held for Sale	-	11,535	-	11,535
Mortgage IRLCs	-	251	-	251

Liabilities
Interest Rate Swap	$-	$846	$-	$846
Fair value swap	-	-	700	700

Fair Value Measurements at December 31, 2010 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2010
Assets
Investment Securities
Obligations of U.S. Treasury and Other U.S. Government Sponsored Entities	$-	$273,313	$-	$273,313
Obligations of States and Political Subdivisions	-	8,446	2,598	11,044
U.S. Government Sponsored Entities' Asset-Backed Securities	-	1,011,412	-	1,011,412
Equity Securities	1,008	-	745	1,753
Mortgage Loans Held for Sale	-	8,340	-	8,340
Mortgage IRLCs	-	166	-	166

Liabilities
Interest Rate Swap	$-	$1,634	$-	$1,634
Fair value swap	-	-	60	60

The following methods and assumptions were used by the Corporation in determining fair value of the financial assets and liabilities discussed above:

Investment securities: Fair values for investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. The Fair Value Measurements tables exclude Park's Federal Home Loan Bank stock and Federal Reserve Bank stock. These assets are carried at their respective redemption values, as it is not practicable to calculate their fair values. For securities where quoted prices or market prices of similar securities are not available, which include municipal securities, fair values are calculated using discounted cash flows.

Interest rate swap: The fair value of the interest rate swap represents the estimated amount Park would pay or receive to terminate the agreement, considering current interest rates and the current creditworthiness of the counterparty.

Fair Value Swap: The fair value of the swap agreement entered into with the purchaser of the Visa Class B shares represents an internally developed estimate of the exposure based upon probability-weighted potential Visa litigation losses.

Interest Rate Lock Commitments (IRLCs): IRLCs are based on current secondary market pricing and are classified as Level 2.

Mortgage Loans Held for Sale: Mortgage loans held for sale are carried at their fair value. Mortgage loans held for sale are estimated using security prices for similar product types and, therefore, are classified in Level 2.

The table below is a reconciliation of the beginning and ending balances of the Level 3 inputs for the years ended December 31, 2011 and 2010, for financial instruments measured on a recurring basis and classified as Level 3:

Level 3 Fair Value Measurements
(In thousands)	Obligations of States and Political Subdivisions	Equity Securities	Fair Value Swap
Balance, at December 31, 2010	$2,598	$745	$(60)
Total Gains/(Losses)
Included in earnings - realized	-	-	-
Included in earnings - unrealized	(128)	-	-
Included in other comprehensive income	-	18	-
Purchases, sales, issuances and settlements, other, net	(2,470)	-	-
Re-evaluation of fair value swap	-	-	(640)
Balance December 31, 2011	$-	$763	$(700)

Balance, at December 31, 2009	$2,751	$-	$(500)
Total Gains/(Losses)
Included in earnings - realized	-	-	-
Included in earnings - unrealized	-	-	-
Included in other comprehensive income	(43)	-	-
Purchases, sales, issuances and settlements, other, net	(110)	-	-
Settlements	-	-	440
Transfers in and/or out of Level 3	-	745	-
Balance December 31, 2010	$2,598	$745	$(60)

The fair value for several equity securities with a fair value of $745,000 as of December 31, 2010 was transferred out of Level 1 and into Level 3 because of a lack of observable market data for these investments. The Company's policy is to recognize transfers as of the end of the reporting period. As a result, the fair value for these equity securities was transferred on December 31, 2010.

Assets and Liabilities Measured on a Nonrecurring Basis:

The following table presents financial assets and liabilities measured at fair value on a nonrecurring basis:

Fair Value Measurements at December 31, 2011 Using:
(In thousands)	(Level 1)	(Level 2)	(Level 3)	Balance at December 31, 2011
Impaired Loans:
Commercial, financial and Agricultural	$-	$-	$19,931	$19,931
Commercial real estate	-	-	24,859	24,859
Construction real estate:
Vision commercial land and development	-	-	21,228	21,228
Remaining commercial	-	-	8,860	8,860
Residential real estate	-	-	12,935	12,935
Total impaired loans	$-	$-	$87,813	$87,813
Mortgage Servicing Rights	-	5,815	-	5,815
Other Real Estate Owned	-	-	42,272	42,272

Fair Value Measurements at December 31, 2010 Using:
(In thousands)	(Level 1)	(Level 2)	(Level 3)	Balance at December 31, 2010
Impaired Loans:
Commercial, financial and agricultural	$-	$-	$8,276	$8,276
Commercial real estate	-	-	32,229	32,229
Construction real estate:
Vision commercial land and development	-	-	42,274	42,274
Remaining commercial	-	-	10,465	10,465
Residential real estate	-	-	16,399	16,399
Total impaired loans	$-	$-	$109,643	$109,643
Mortgage Servicing Rights	-	3,813	-	3,813
Other Real Estate Owned	-	-	41,709	41,709

Impaired loans, which are usually measured for impairment using the fair value of collateral had a book value of $187.1 million at December 31, 2011, after partial charge-offs of $103.8 million. In addition, these loans had a specific valuation allowance of $15.9 million. Of the $187.1 million impaired loan portfolio, loans with a book value of $103.7 million were carried at their fair value of $87.8 million, as a result of the aforementioned charge-offs and specific valuation allowance. The remaining $83.4 million of impaired loans were carried at cost, as the fair value of the underlying collateral or present value of expected future cash flows on these loans exceeded the book value for each individual credit. At December 31, 2010, impaired loans had a book value of $250.9 million. Of these, loans with a book value of $176.5 million were carried at their fair value of $109.6 million, as a result of partial charge-offs of $53.6 million and a specific valuation allowance of $66.9 million. The remaining $74.4 million of impaired loans at December 31, 2010 were carried at cost.

Mortgage servicing rights (MSRs), which are carried at the lower of cost or fair value, were recorded at $9.3 million at December 31, 2011. Of the $9.3 million MSR carrying balance at December 31, 2011, $5.8 million was recorded at fair value and included a valuation allowance of $1.0 million. The remaining $3.5 million was recorded at cost, as the fair value exceeded the cost at December 31, 2011. MSRs do not trade in active, open markets with readily observable prices. For example, sales of MSRs do occur, but precise terms and conditions typically are not readily available. As such, management, with the assistance of a third party specialist, determined fair value based on the discounted value of the future cash flows estimated to be received. Significant inputs include the discount rate and assumed prepayment speeds utilized. The calculated fair value was then compared to market vales where possible to ascertain the reasonableness of the valuation in relation to current market expectations for similar products. Accordingly, MSRs are classified in Level 2. At December 31, 2010, of the $10.5 million MSR carrying balance, $3.8 million were recorded at fair value and included a valuation allowance of $748,000.

Other real estate owned (OREO) is recorded at fair value based on property appraisals, less estimated selling costs, at the date of transfer. The carrying value of OREO is not re-measured to fair value on a recurring basis, but is subject to fair value adjustments when the carrying value exceeds the fair value, less estimated selling costs. At December 31, 2011 and 2010, the estimated fair value of OREO, less estimated selling costs amounted to $42.3 million and $41.7 million, respectively. The financial impact of OREO valuation adjustments for the year ended December 31, 2011 was $8.2 million.

The following methods and assumptions were used by the Corporation in estimating its fair value disclosures for assets and liabilities not discussed above:

Cash and money market instruments: The carrying amounts reported in the Consolidated Balance Sheets for cash and short-term instruments approximate those assets' fair values.

Loans receivable: For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. The fair values for certain mortgage loans (e.g., one-to-four family residential) are based on quoted market prices of similar loans sold in conjunction with securitization transactions, adjusted for differences in loan characteristics. The fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Off-balance sheet instruments: Fair values for the Corporation's loan commitments and standby letters of credit are based on the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties' credit standing. The carrying amount and fair value were not material.

Deposit liabilities: The fair values disclosed for demand deposits (e.g., interest and non-interest checking, savings, and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). The carrying amounts for variable-rate, fixed-term certificates of deposit approximate their fair values at the reporting date. Fair values for fixed rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities of time deposits.

Short-term borrowings: The carrying amounts of federal funds purchased, borrowings under repurchase agreements and other short-term borrowings approximate their fair values.

Long-term debt: Fair values for long-term debt are estimated using a discounted cash flow calculation that applies interest rates currently being offered on long-term debt to a schedule of monthly maturities.

Subordinated debentures/notes: Fair values for subordinated debentures and notes are estimated using a discounted cash flow calculation that applies interest rate spreads currently being offered on similar debt structures to a schedule of monthly maturities.

The fair value of financial instruments at December 31, 2011 and December 31, 2010, was as follows:

(In thousands)	December 31, 2011		December 31, 2010
Financial Assets:	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and Money Market Instruments	$157,486	$157,486	$133,780	$133,780
Investment Securities	1,640,869	1,655,219	1,971,092	1,983,636
Accrued Interest Receivable	19,697	19,697	24,137	24,137
Mortgage Loans Held for Sale	11,535	11,535	8,340	8,340
Impaired Loans Carried at Fair Value	87,813	87,813	109,643	109,643
Other Loans	4,149,307	4,167,224	4,471,127	4,490,855
Loans Receivable, Net	$4,248,655	$4,266,572	$4,589,110	$4,608,838
Assets held for sale	$382,462	$382,462	$-	$-
Financial Liabilities:
Noninterest Bearing Checking	995,733	995,733	$937,719	$937,719
Interest Bearing Transactions Accounts	1,037,385	1,037,385	1,283,159	1,283,159
Savings	931,526	931,526	899,288	899,288
Time Deposits	1,499,105	1,506,075	1,973,903	1,990,163
Other	1,365	1,365	1,351	1,351
Total Deposits	$4,465,114	$4,472,084	$5,095,420	$5,111,680
Short-Term Borrowings	$263,594	$263,594	$663,669	$663,669
Long-Term Debt	823,182	915,274	636,733	699,080
Subordinated Debentures/Notes	75,250	68,601	75,250	63,099
Accrued Interest Payable	4,916	4,916	6,123	6,123
Liabilities held for sale	536,186	536,991	-	-
Derivative Financial Instruments:
Interest Rate Swap	$846	$846	$1,634	$1,634
Fair value swap	700	700	60	60